CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 116,128	$ 16,837	¥ 90,552
Restricted cash	132	19	164,030
Derivative assets	0	0	5,989
Short-term investments	0	0	30,000
Accounts receivable, net of allowances of RMB37,690 and RMB5,142 (US$746) as of December 31, 2021 and 2022, respectively	29,727	4,310	43,860
Prepayments and other current assets	30,401	4,407	46,670
Amounts due from related parties	255	37	35
Total current assets	176,643	25,610	381,136
Non-current assets:
Property and equipment, net	14,947	2,167	62,179
Operating lease right-of-use assets	33,756	4,894	0
Intangible assets, net	23,947	3,472	5,398
Goodwill	37,785	5,478	0
Long-term investments	141,901	20,574	141,926
Other non-current assets	4,128	599	4,898
Total non-current assets	256,464	37,184	214,401
Total assets	433,107	62,794	595,537
Current liabilities:
Short-term loan (including short-term loan of the variable interest entity ("VIE") without recourse to the Company of nil and RMB5,000 (US$725) as of December 31, 2021 and 2022, respectively)	5,000	725	150,000
Accounts payable (including accounts payable of the variable interest entity ("VIE") without recourse to the Company of RMB17,529 and RMB15,325 (US$2,222) as of December 31, 2021 and 2022, respectively)	18,169	2,634	18,292
Deferred revenue and customer deposits (including deferred revenue and customer deposits of the VIE without recourse to the Company of RMB115,900 and RMB132,195 (US$19,166) as of December 31, 2021 and 2022, respectively)	138,804	20,125	119,991
Operating lease liabilities (including operating lease liabilities of the VIE without recourse to the Company of nil and RMB16,491 (US$2,391) as of December 31, 2021 and 2022, respectively)	18,133	2,629	0
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the VIE without recourse to the Company of RMB64,527 and RMB73,779 (US$10,697) as of December 31, 2021 and 2022, respectively)	75,333	10,922	85,305
Amounts due to related parties (including amount due to related parties of the VIE without recourse to the Company of RMB54 and nil as of December 31, 2021 and 2022, respectively)	0	0	54
Total current liabilities	255,439	37,035	373,642
Non-current liabilities:
Deferred revenue (including non-current deferred revenue of the VIE without recourse to the Company of RMB569 and RMB3,585 (US$520) as of December 31, 2021 and 2022, respectively)	3,585	520	3,845
Operating lease liabilities (including non-current operating lease liabilities of the VIE without recourse to the Company of nil and RMB5,546 (US$804) as of December 31, 2021 and 2022, respectively)	6,959	1,009	0
Deferred tax liabilities (including non-current deferred tax liabilities of the VIE without recourse to the Company of nil and RMB4,824 (US$699) as of December 31, 2021 and 2022, respectively)	4,824	699	0
Other non-current liabilities (including other non-current liabilities of the VIE without recourse to the Company of RMB560 and RMB2,076 (US$301) as of December 31, 2021 and 2022, respectively)	4,058	588	2,607
Total non-current liabilities	19,426	2,816	6,452
Total liabilities	274,865	39,851	380,094
Commitments and contingencies
Redeemable noncontrolling interests	30,552	4,430	0
Shareholders' equity
Treasury shares	(1,689)	(245)
Additional paid-in capital	1,037,007	150,352	1,021,961
Accumulated deficit	(925,982)	(134,255)	(819,018)
Accumulated other comprehensive income	18,304	2,654	12,451
Total shareholders' equity	127,690	18,513	215,443
Total liabilities, redeemable noncontrolling interests and shareholders' equity	433,107	62,794	595,537
Class A Common Shares
Shareholders' equity
Common shares	39	5	38
Class B Common Shares
Shareholders' equity
Common shares	¥ 11	$ 2	¥ 11